UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2010

1.814093.105

FUS-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 32.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 31.8%
3/1/10 to 11/12/10	0.12 to 1.01% (b)	$ 1,130,750	$ 1,130,544
Freddie Mac - 0.4%
5/5/10	0.63	16,000	15,982
TOTAL FEDERAL AGENCIES			1,146,526
U.S. Treasury Obligations - 18.5%

U.S. Treasury Bills - 15.7%
3/11/10 to 12/16/10	0.19 to 0.73	558,165	557,325
U.S. Treasury Notes - 2.8%
5/31/10 to 6/30/10	0.48 to 0.60	99,000	99,536
TOTAL U.S. TREASURY OBLIGATIONS			656,861
Repurchase Agreements - 49.3%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,461,873	1,461,858
With:
ING Financial Markets LLC at:
0.14%, dated 1/14/10 due 3/31/10 (Collateralized by U.S. Government Obligations valued at $57,130,740, 3.09% - 4.62%, 5/1/35 - 7/1/35)	56,017	56,000
0.17%, dated:
1/22/10 due 4/30/10 (Collateralized by U.S. Government Obligations valued at $84,676,914, 3.09% - 6.02%, 7/1/36 - 9/1/37)	83,038	83,000
2/2/10 due 5/3/10 (Collateralized by U.S. Government Obligations valued at $78,549,890, 3.09% - 5.67%, 6/1/36 - 4/1/37)	77,033	77,000
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $13,262,097, 5.96% - 6.04%, 4/1/37 - 7/1/37)	13,009	13,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.18%, dated 2/3/10 due 5/4/10 (Collateralized by U.S. Government Obligations valued at $53,231,549, 2.84% - 8%, 2/1/13 - 2/1/40)	$ 52,023	$ 52,000
0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $13,300,971, 4.5%, 1/1/40)	13,009	13,000
TOTAL REPURCHASE AGREEMENTS		1,755,858
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,559,245)		3,559,245
NET OTHER ASSETS - 0.0%		936
NET ASSETS - 100%		$ 3,560,181
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,461,858,000 due 3/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 110,513
Banc of America Securities LLC	68,008
Bank of America, NA	155,699
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Barclays Capital, Inc.	$ 72,258
Citigroup Global Markets, Inc.	68,008
Credit Suisse Securities (USA) LLC	68,008
Deutsche Bank Securities, Inc.	306,035
RBS Securities, Inc.	68,008
ING Financial Markets LLC	115,613
J.P. Morgan Securities, Inc.	37,812
Merrill Lynch Government Securities, Inc.	34,004
Morgan Stanley & Co., Inc.	91,811
RBC Capital Markets Corp.	9,351
Societe Generale, New York Branch	68,008
UBS Securities LLC	95,211
Wachovia Bank NA	93,511
$ 1,461,858
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $3,559,245,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2010

1.814088.105

CAS-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.3%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.
	3/11/11	0.46%	$ 176,000	$ 178,405
LP Pinewood SPV LLC
	3/5/10	0.23 (d)	181,000	181,000
TOTAL CORPORATE BONDS				359,405
Certificates of Deposit - 47.8%

London Branch, Eurodollar, Foreign Banks - 15.3%
Banco Bilbao Vizcaya Argentaria SA
	5/28/10	0.25	772,000	772,009
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.33 to 0.50	781,000	781,000
Credit Agricole SA
	3/1/10 to 7/26/10	0.25 to 0.67 (d)	4,180,000	4,180,000
Credit Industriel et Commercial
	3/3/10 to 6/1/10	0.34 to 0.41	2,550,000	2,550,000
Danske Bank AS
	4/19/10 to 4/21/10	0.21	776,000	776,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank
	3/24/10	0.21	198,000	198,000
HSBC Bank PLC
	11/22/10 to 12/21/10	0.58 to 0.60	623,000	623,000
ING Bank NV
	3/8/10 to 5/25/10	0.22 to 0.25	1,249,000	1,249,000
	5/4/10 to 5/17/10	0.25 to 0.26	1,381,000	1,381,000
Landesbank Hessen-Thuringen
	3/15/10 to 8/3/10	0.41 to 0.63	2,043,000	2,043,000
National Australia Bank Ltd.
	3/10/10 to 4/1/10	0.35 to 0.40	3,625,000	3,625,000
UniCredit SpA
	3/3/10 to 5/12/10	0.24 to 0.36	1,400,000	1,400,000
				19,578,009
New York Branch, Yankee Dollar, Foreign Banks - 32.5%
ABN-AMRO Bank NV
	4/6/10	0.27	774,000	774,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Banco Bilbao Vizcaya Argentaria SA New York Branch
	3/17/10 to 6/16/10	0.25 to 0.37% (d)	$ 1,999,000	$ 1,999,032
Bank of Nova Scotia
	3/8/10 to 5/25/10	0.25 to 0.45 (d)	1,779,000	1,779,000
Bank of Nova Scotia Institutional
	3/8/10	0.24 (d)	821,000	821,000
Bank of Tokyo-Mitsubishi
	4/6/10 to 5/4/10	0.21	1,957,000	1,957,000
Bank Tokyo-Mitsubishi UFJ Ltd.
	3/1/10 to 4/30/10	0.20 to 0.21	1,352,500	1,352,501
Barclays Bank PLC
	3/16/10	0.34 (d)	1,639,000	1,639,000
Barclays Bank PLC New York Branch
	3/31/10	0.20	269,000	269,000
BNP Paribas New York Branch
	8/13/10	0.40	443,000	443,000
	8/3/10 to 9/20/10	0.33 to 0.45	3,362,000	3,362,000
BNP Paribas SA
	8/5/10 to 8/12/10	0.40	997,000	997,000
Calyon New York Branch
	7/6/10	0.40	1,013,000	1,013,000
Canadian Imperial Bank of Commerce, New York
	3/9/10 to 3/17/10	0.26 to 0.28 (d)	1,641,000	1,641,000
Commerzbank AG
	3/1/10 to 3/2/10	0.35	400,000	400,000
Commerzbank AG New York Branch
	3/10/10 to 8/10/10	0.23 to 0.45 (d)	2,137,000	2,137,000
Fortis Bank New York Branch
	3/24/10	0.20	291,000	291,000
Lloyds TSB Bank PLC New York Branch
	3/22/10	0.21	975,000	975,000
Natexis Banques Populaires NY
	3/1/10 to 5/19/10	0.30 to 1.05 (d)	2,891,000	2,891,000
Natixis New York Branch
	3/12/10 to 3/22/10	0.30 to 1.05 (d)	1,420,000	1,420,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Rabobank Nederland
	3/5/10 to 5/18/10	0.23 to 0.60% (d)	$ 3,286,900	$ 3,286,997
Rabobank Nederland New York Branch
	3/8/10 to 9/7/10	0.23 to 0.30 (d)	2,668,000	2,668,019
Royal Bank of Canada
	4/1/10	0.57 (d)	900,000	900,000
Royal Bank of Canada New York Branch
	3/17/10 to 3/29/10	0.23 (d)	263,000	263,000
Royal Bank of Scotland PLC
	3/16/10 to 4/1/10	0.73 to 0.80	1,251,000	1,251,000
Royal Bank of Scotland PLC Connecticut Branch
	3/22/10 to 5/21/10	0.51 to 0.54 (d)	1,310,000	1,310,000
Royal Bank Scotland NV Chicago
	5/24/10	0.30	426,000	426,000
Skandinaviska Enskilda Banken New York Branch
	5/4/10	0.30	484,000	484,000
Societe Generale
	3/18/10 to 5/5/10	0.20 to 0.55 (d)	699,000	699,000
Societe Generale Institutional CD Program
	3/2/10 to 3/8/10	0.26 to 0.27 (d)	1,853,000	1,853,000
Sumitomo Mitsui Banking Corp. New York Branch
	4/28/10	0.21	158,000	158,000
Toronto-Dominion Bank
	3/5/10 to 4/16/10	0.23 to 0.65 (d)	910,000	910,000
Toronto-Dominion Bank New York Branch
	12/17/10 to 12/20/10	0.50	784,000	784,000
	3/4/10 to 3/9/10	0.23 (d)	357,000	357,000
				41,510,549
TOTAL CERTIFICATES OF DEPOSIT				61,088,558
Commercial Paper - 13.6%

Abbott Laboratories
	4/26/10	0.32 (d)	582,000	582,000
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
American Honda Finance Corp.
	8/10/10	0.35%	$ 151,000	$ 150,762
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	3/18/10	0.30	350,000	349,950
Bayerische Landesbank
	3/11/10 to 3/12/10	0.40	1,109,000	1,108,868
Commerzbank U.S. Finance, Inc.
	3/1/10 to 8/10/10	0.20 to 0.45	2,525,000	2,522,629
CVS Caremark Corp.
	3/1/10	0.20	49,000	49,000
Dakota Notes (Citibank Credit Card Issuance Trust)
	3/1/10 to 4/7/10	0.19 to 0.21	903,530	903,497
Devon Energy Corp.
	3/3/10 to 3/11/10	0.22 to 0.24	238,925	238,910
DnB NOR Bank ASA
	3/19/10 to 4/1/10	0.22 (d)	930,000	930,000
Groupe BPCE
	4/9/10 to 4/14/10	0.30	644,000	643,777
Irish Republic
	3/2/10 to 5/21/10	0.32 to 0.40	878,000	877,314
Landesbank Hessen-Thuringen
	7/6/10 to 8/9/10	0.63	470,000	468,842
Natexis Banques Populaires U.S. Finance Co. LLC
	3/1/10 to 5/18/10	0.30 to 0.32	447,000	446,883
Nationwide Building Society
	3/2/10 to 6/1/10	0.25 to 0.37	510,000	509,868
Norddeutsche Landesbank (New York Branch)
	3/15/10 to 5/11/10	0.33 to 0.40	769,000	768,630
Pfizer, Inc.
	4/20/10 to 4/30/10	0.60 to 0.65	545,000	544,464
Skandinaviska Enskilda Banken AB
	5/4/10	0.30	27,000	26,986
Time Warner Cable, Inc.
	3/19/10	0.23	15,000	14,998
Toronto Dominion Holdings (USA)
	3/8/10	0.55	86,000	85,991
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
	4/1/10 to 5/19/10	0.25 to 0.27%	$ 796,000	$ 795,636
Transocean Ltd.
	3/8/10	0.25	79,000	78,996
UniCredito Italiano Bank (Ireland) PLC
	4/22/10 to 5/28/10	0.30 to 0.36	2,092,000	2,090,729
Vodafone Group PLC
	3/1/10	0.20	64,000	64,000
Westpac Banking Corp.
	3/11/10 to 5/10/10	0.26 to 0.70 (d)	2,947,000	2,946,434
XTO Energy, Inc.
	3/5/10 to 3/26/10	0.24	143,475	143,459
TOTAL COMMERCIAL PAPER				17,342,623
U.S. Government and Government Agency Obligations - 2.5%

Other Government Related - 2.5%
Bank of America NA (FDIC Guaranteed)
	3/15/10 to 4/29/10	0.28 to 0.30 (c)(d)	1,944,995	1,944,995
Citibank NA (FDIC Guaranteed)
	3/30/10	0.30 (c)(d)	50,000	50,000
General Electric Capital Corp. (FDIC Guaranteed)
	4/8/10	0.30 (c)(d)	1,157,070	1,157,070
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				3,152,065
Federal Agencies - 4.2%

Federal Home Loan Bank - 4.2%
	3/2/10 to 11/24/10	0.14 to 1.07 (d)	5,408,500	5,409,278
U.S. Treasury Obligations - 8.6%

U.S. Treasury Bills - 7.4%
	3/11/10 to 12/16/10	0.20 to 0.73	9,523,525	9,506,907
U.S. Treasury Notes - 1.2%
	5/15/10 to 8/15/10	0.40 to 0.59	1,447,000	1,461,649
TOTAL U.S. TREASURY OBLIGATIONS				10,968,556
Bank Notes - 0.3%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
	3/4/10	0.28% (d)	$ 404,000	$ 404,000
Medium-Term Notes - 7.7%

AT&T, Inc.
	4/2/10	0.70 (b)(d)	1,140,000	1,140,000
Banque Federative du Credit Mutuel
	2/28/10	0.65 (b)(d)	538,000	538,000
Berkshire Hathaway, Inc.
	5/10/10	0.23 (d)	310,000	310,000
BNP Paribas SA
	5/13/10	0.50 (d)	696,000	696,000
BP Capital Markets PLC
	3/11/10	0.39 (d)	450,000	450,000
Cellco Partnership
	3/29/10	0.80 (b)(d)	555,000	555,000
Commonwealth Bank of Australia
	3/4/10 to 3/15/10	0.28 (b)(d)	1,607,000	1,607,000
Metropolitan Life Global Funding I
	6/3/10	0.95 (b)(d)	217,500	217,500
New York Life Insurance Co.
	3/31/10 to 5/14/10	1.30 to 1.40 (d)(f)	812,000	812,000
Royal Bank of Canada
	3/15/10	0.67 (b)(d)	750,000	750,000
Verizon Communications, Inc.
	3/15/10	0.65 (d)	575,000	575,000
Westpac Banking Corp.
	3/23/10 to 5/11/10	0.26 to 0.29 (b)(d)	2,228,000	2,228,000
TOTAL MEDIUM-TERM NOTES				9,878,500
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
	4/1/10	1.00 (d)(f)	175,000	175,000
Time Deposits - 0.5%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Santander SA
	3/31/10 to 4/16/10	0.25%	$ 660,000	$ 660,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
	7/15/10 to 9/15/10	0.39 to 0.66 (b)	44,643	44,643
Municipal Securities - 0.1%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
3/5/10	0.17 (d)	53,150		53,150
Philadelphia School District Series 2008 A3, VRDN
3/5/10	0.18 (d)	30,000		30,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, VRDN
3/5/10	0.15 (d)	52,880		52,880
TOTAL MUNICIPAL SECURITIES			136,030
Repurchase Agreements - 15.1%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,650,236	2,650,209
With:
Banc of America Securities LLC at 0.64%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $1,609,285,824, 0% - 10%, 12/15/16 - 3/4/53)	1,490,079	1,490,000
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $42,004,481, 4.63% - 8.75%, 2/17/14 - 3/1/31)	40,032	40,000
0.39%, dated 2/26/10 due 3/1/10:
(Collateralized by Commercial Paper Obligations valued at $103,003,348, 3/1/10 - 4/26/10)	100,003	100,000
(Collateralized by Equity Securities valued at $1,560,650,735)	1,445,047	1,445,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $122,897,775, 0% - 8.35%, 1/15/12 - 11/20/56)	117,109	117,000
2/16/10 due 3/18/10 (Collateralized by Equity Securities valued at $315,405,565)	292,097	292,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
0.45%, dated:
2/4/10 due 3/5/10 (Collateralized by Mortgage Loan Obligations valued at $104,116,428, 0.38% - 5.87%, 8/25/36 - 10/15/48)	$ 98,036	$ 98,000
2/10/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $84,260,008, 0.32% - 9.75%, 6/25/11 - 9/25/37)	78,057	78,000
2/19/10 due 3/19/10 (Collateralized by Mortgage Loan Obligations valued at $165,017,384, 0.38% - 6.31%, 8/25/36 - 2/12/51)	156,055	156,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $104,810,925, 0.38% - 0.39%, 12/19/36 - 11/25/46)	97,100	97,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $103,301,396, 0.38% - 5.87%, 1/25/37 - 11/25/46)	97,123	97,000
0.54%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $1,080,049, 9.5%, 6/15/16)	1,000	1,000
0.55%, dated:
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $217,441,406, 0.36% - 6.17%, 8/25/35 - 3/1/47)	202,278	202,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $214,527,542, 0.39% - 7.23%, 3/25/35 - 2/15/51)	202,272	202,000
1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $128,218,056, 0.38% - 6.68%, 5/25/37 - 6/11/50)	120,160	120,000
0.59%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $1,564,678,147, 0% - 9.5%, 6/30/10 -3/15/47)	1,455,072	1,455,000
BNP Paribas Securities Corp. at 0.27%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $572,451,956, 2.13% - 7.88%, 3/1/11 - 7/1/47)	550,012	550,000
Citigroup Global Markets, Inc. at:
0.44%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $123,124,530)	114,004	114,000
0.49%, dated 2/23/10 due 3/2/10 (Collateralized by Equity Securities valued at $105,859,566)	98,009	98,000
0.54%, dated 2/26/10 due 3/1/10 (Collateralized by Mortgage Loan Obligations valued at $62,362,541, 0.75% - 7.85%, 11/15/11 - 7/10/44)	58,003	58,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.27%, dated:
1/5/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $73,391,842, 3/10/10 - 4/20/10)	$ 71,031	$ 71,000
1/15/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $61,978,181, 3/10/10 - 4/20/10)	60,033	60,000
1/20/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $82,430,555, 3/10/10 - 4/20/10)	80,041	80,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $427,770,195, 0% - 14%, 5/15/10 - 9/30/49)	397,355	397,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $210,677,805, 2.54% - 13%, 6/21/10 - 8/15/31)	195,182	195,000
4/30/10 (Collateralized by Corporate Obligations valued at $210,327,066, 0.57% - 12%, 6/1/10 - 11/15/49)	195,186	195,000
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $189,006,144)	175,006	175,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $214,912,951, 0% - 7.5%, 7/23/10 - 9/8/46)	199,199	199,000
1/11/10 due 4/13/10 (Collateralized by U.S. Government Obligations valued at $210,198,095, 0% - 11.5%, 12/9/11 - 11/20/48)	199,203	199,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $106,939,032, 0% - 11.82%, 5/18/10 - 8/3/52)	99,099	99,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $210,613,723, 4.63% - 11.5%, 3/15/11 - 10/15/27)	195,197	195,000
5/7/10 (Collateralized by Corporate Obligations valued at $104,640,872, 0% - 12.38%, 5/30/10 - 3/1/46)	97,101	97,000
5/10/10 (Collateralized by Corporate Obligations valued at $104,389,581, 0% - 11.95%, 8/15/10 - 9/25/43)	97,105	97,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
0.49%, dated 2/26/10 due 3/1/10 (Collateralized by Mortgage Loan Obligations valued at $745,321,255, 0.28% - 12.25%, 9/10/10 - 12/29/49)	$ 693,028	$ 693,000
0.59%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $461,667,180)	428,021	428,000
0.6%, dated 1/15/10 due 3/16/10 (Collateralized by Corporate Obligations valued at $105,821,086, 3% - 9%, 3/15/13 - 6/20/38)	98,098	98,000
Goldman Sachs & Co. at 0.24%, dated 2/26/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $162,743,255, 3/1/10 - 5/28/10) (d)(e)	158,007	158,000
HSBC Securities, Inc. at 0.29%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $210,000,518, 2% - 8.13%, 2/22/11 - 7/15/39)	200,005	200,000
ING Financial Markets LLC at:
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $198,459,530, 0.43% - 10.2%, 7/26/10 - 2/6/39)	189,143	189,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $57,781,577, 4.63% - 7.5%, 8/26/11 - 1/15/50)	55,046	55,000
J.P. Morgan Securities, Inc.:
at 0.19%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations valued at $703,491,189, 5% - 7%, 6/1/30 - 11/1/39)	683,011	683,000
0.34%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations valued at $362,856,220, 0% - 6.25%, 4/14/10 - 4/15/38)	350,010	350,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $398,532,983)	369,012	369,000
0.44%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $421,673,187) (d)(e)	390,420	390,000
Morgan Stanley & Co. at:
0.34%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $447,712,686)	407,012	407,000
0.5%, dated 2/5/10 due 3/5/10 (Collateralized by Corporate Obligations valued at $315,154,883, 0% - 12.25%, 5/24/10 - 1/1/40)	293,114	293,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $841,795,099, 0% - 7.1%, 5/23/11 - 6/11/41)	793,485	792,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
0.27%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $492,461,081, 0% - 10.2%, 6/15/10 - 8/1/41)	$ 469,011	$ 469,000
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $108,003,576)	100,003	100,000
RBS Securities, Inc. at 0.54%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations valued at $97,119,322, 0.43% - 7%, 12/1/18 - 12/20/39)	95,004	95,000
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $206,654,628, 0.47%, 7/20/51)	195,146	195,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $154,250,887, 0.4% - 0.47%, 6/15/18 - 1/15/20)	146,108	146,000
Wells Fargo Securities, LLC at:
0.27%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $989,421,720, 1.25% - 10.38%, 3/22/11 - 11/26/40)	945,021	945,000
0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Commercial Paper Obligations valued at $55,636,315, 6/1/10 - 7/7/10)	54,043	54,000
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $701,096,643, 4.75% - 13%, 9/15/10 - 3/30/67)	650,021	650,000
TOTAL REPURCHASE AGREEMENTS		19,278,209
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $128,896,867)		128,896,867
NET OTHER ASSETS - (0.8)%		(965,806)
NET ASSETS - 100%		$ 127,931,061
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,080,143,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,152,065,000 or 2.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $987,000,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1%, 4/1/10	3/26/02	$ 175,000
New York Life Insurance Co.: 1.3%, 5/14/10	5/8/09	$ 318,000
1.4%, 3/31/10	3/23/09	$ 494,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,650,209,000 due 3/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 200,349
Banc of America Securities LLC	123,292
Bank of America, NA	282,270
Barclays Capital, Inc.	130,997
Citigroup Global Markets, Inc.	123,292
Credit Suisse Securities (USA) LLC	123,292
Deutsche Bank Securities, Inc.	554,810
Greenwich Capital Markets, Inc.	123,292
ING Financial Markets LLC	209,596
J.P. Morgan Securities, Inc.	68,550
Merrill Lynch Government Securities, Inc.	61,646
Morgan Stanley & Co., Inc.	166,444
RBC Capital Markets Corp.	16,953
Societe Generale, New York Branch	123,292
UBS Securities LLC	172,608
Wachovia Bank NA	169,526
$ 2,650,209
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $128,896,867,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010